Credit Risk (Summary of Concentration of Credit Risk) (Details) - Credit risk [member] - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Loans and customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	100.00%	100.00%
Credit risk concentrations	$ 949,779	$ 913,937
Credit instruments [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	100.00%	100.00%
Credit risk concentrations	$ 366,706	$ 339,728
Derivative financial instruments [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	100.00%	100.00%
Credit risk concentrations	$ 69,970	$ 82,761
Canada [member] | Loans and customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	66.00%	66.00%
Canada [member] | Credit instruments [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	32.00%	30.00%
Canada [member] | Derivative financial instruments [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	28.00%	26.00%
United States [member] | Loans and customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	33.00%	33.00%
United States [member] | Credit instruments [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	64.00%	65.00%
United States [member] | Derivative financial instruments [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	32.00%	33.00%
United Kingdom [member] | Loans and customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	0.00%	0.00%
United Kingdom [member] | Credit instruments [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	1.00%	2.00%
United Kingdom [member] | Derivative financial instruments [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	9.00%	9.00%
Europe - other [member] | Loans and customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	0.00%	0.00%
Europe - other [member] | Credit instruments [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	2.00%	2.00%
Europe - other [member] | Derivative financial instruments [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	21.00%	21.00%
Other international [member] | Loans and customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	1.00%	1.00%
Other international [member] | Credit instruments [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	1.00%	1.00%
Other international [member] | Derivative financial instruments [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	10.00%	11.00%